Dividends (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Dividends [Abstract]
Dividends paid	$ 0	$ 0
Dividends recommended or declared	$ 0	$ 0